Income Tax Provision (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Provision Tables
Deferred tax assets

Components of deferred tax assets as of December 31, 2011 and 2010 are as follows:

	December 31, 2012	December 31, 2011
Deferred Tax Assets – Non-current:

Expected income tax benefit from NOL Carry-forwards	$25,372	$13,478

Less valuation allowance	(25,372)	(13,478)

Deferred tax assets, net of valuation allowance	$-	$-

Reconciliation of the federal statutory income tax rate and the effective income tax rate as a percentage of income before income taxes

A reconciliation of the federal statutory income tax rate and the effective income tax rate as a percentage of income before income taxes is as follows:

	For the Year ended December 31, 2012	For the Year ended December 31, 2011

Federal statutory income tax rate	34.0%	34.0%

Change in valuation allowance on net operating loss carry-forwards	(34.0)	(34.0)

Effective income tax rate	0.0%	0.0%